PIN-SUMSUP-1&2 043015

Summary Prospectus Supplement dated April 30, 2015

The purpose of this mailing is to provide you with changes to the current Summary Prospectuses for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Premium Income Fund

The following information replaces the portion of the table appearing under the heading “Management of the Fund – Emerging Markets Debt Team” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Joseph Portera	Portfolio Manager	2013
Rashique Rahman	Portfolio Manager	2015”

PIN-SUMSUP-1&2 043015